Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
8. RELATED PARTY TRANSACTIONS
In June 2019, the Company entered into two customer contracts with an affiliate of one of its primary investors. Related to these contracts, as of December 31, 2021 and December 31, 2020, the Company recorded less than $0.1 million and $1.4 million in net deferred fulfillment costs, respectively, and less than $0.1 million and $4.6 million in contract liabilities, respectively. For the years ended December 31, 2021 and 2020, the Company recognized approximately $5.1 million and $9.8 million in revenue and approximately $2.1 million and $4.3 million in cost of revenue related to these customer contracts, respectively.
In October 2019, the Company issued a Partial Recourse Secured Promissory Note (the “Promissory Note”) to an executive officer for approximately $9.9 million with an interest rate of 1.86% per annum compounded annually. Under the terms of the Promissory Note, the officer was be personally liable for 51% of the unpaid balance of the principal and any accrued interest. The entire principal amount was used to purchase 7,003,261 shares (as converted for the effect of the Merger) of restricted stock. The Promissory Note was collateralized by the restricted common stock. The Company determined that the entire Promissory Note must be treated as non-recourse;
as such, the balance of the note and related accrued interest were not presented on the consolidated balance sheet. Refer to Note 10, “
Stock-Based Compensation
”, for further information on the treatment of stock-based compensation related to these purchased shares.
On February 23, 2021, the Company entered into an agreement with the executive officer, in which the Company’s Board of Directors authorized the repurchase of a sufficient number of vested shares of common stock from the executive officer, at an aggregate price sufficient to repay the Promissory Note (the “Stock Repurchase Agreement”). At the Closing Date on July 21, 2021, all outstanding principal and accrued interest under the Promissory Note was repaid and the note was retired.